General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 15 - General and Administrative Expenses

A.

	For the year ended December 31
	2018	2017	2016
	USD thousands
Employees and officers compensation	1,733	1,984	1,131
Share-based payments (see also Note 10)	87	1,224	121
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 12B)	690	893	84
Other professional consulting	1,525	1,306	1,059
Board member remuneration and insurance	556	552	155
Rent and office maintenance	243	196	94
Travel	143	131	99
Car expenses	85	64	42
Depreciation	7	4	2
Other	126	(*)43	216

	5,195	6,397	3,003

(*)	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).

B.	The Consolidated Statements of Operations for the year ended December 31, 2018, include refunds from the insurance company in respect of legal expenses in the amount of USD 743 thousand.